CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (65,027)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,525
Stock-based compensation	4,228
Expense related to Common Stock warrants issued	43
Loss (gain) on disposal of property and equipment	10
Accretion of discount on investments	34
Net decrease (increase) in accrued interest related to marketable securities	162
Changes in operating assets and liabilities:
Accounts receivable	2,881
Inventory	(1,958)
Prepaid expenses and other current assets	1,082
Accounts payable	(5,467)
Accrued expenses and other current liabilities	444
Customer deposits	(547)
Deferred revenue	(1,094)
Change in right of use assets and lease liabilities, net	(243)
Net cash used in operating activities	(58,927)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,039)
Purchase of marketable securities	(62,810)
Proceeds from sales and maturities of marketable securities	94,116
Net cash provided by (used in) investing activities	30,267
Cash Flows from Financing Activities
Proceeds from exercise of stock options	255
Proceeds from PPP loan	5,379
Repayment of PPP loan	(5,379)
Deferred financing costs paid	(400)
Net cash (used in) provided by financing activities	(145)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(28,805)
Cash and cash equivalents at beginning of year	66,161
Restricted cash	612
Cash, cash equivalents, and restricted cash at end of period	37,968
Supplemental cash flow information:
Interest paid	253
Noncash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	79
Deferred transaction costs not yet paid included in accrued expenses and other current liabilities	$ 2,341